Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax benefit (expense)
	For the Years Ended June 30,
	2020	2019

Current
U.S.	$-	$(33,113)
Hong Kong	-	(2,792)
PRC	(186,021)	(250,464)
	(186,021)	(286,369)
Deferred
U.S.	-	(634,500)
PRC	-	-
Total income tax expense	$(186,021)	$(920,869)

Schedule of effective tax rate
	June 30, 2020	June 30, 2019
	%	%

US Statutory tax rate	21.0	21.0
Permanent difference*	0.4	5.1
Change in valuation allowance	(21.4)	(40.2)
Rate differential in foreign jurisdiction	(1.0)	(1.0)
	(1.0)	(15.1)
*	Permanent difference includes non-deductible stock compensation expenses.

Schedule of deferred tax assets

	September 30, 2020	June 30, 2020
Allowance for doubtful accounts
U.S.	$1,331,000	$1,329,000
PRC	3,005,000	2,888,000

Net operating loss
U.S.	1,906,000	1,756,000
PRC	1,491,000	1,490,000
Total deferred tax assets	7,733,000	7,463,000
Valuation allowance	(7,733,000)	(7,463,000)
Deferred tax assets, net - long-term	$-	$-

	June 30, 2020	June 30, 2019
Allowance for doubtful accounts
U.S.	$1,329,000	$1,121,000
PRC	2,888,000	-

Net operating loss
U.S.	1,756,000	1,024,000
PRC	1,490,000	1,457,000
Total deferred tax assets	7,463,000	3,602,000
Valuation allowance	(7,463,000)	(3,602,000)
Deferred tax assets, net - long-term	$-	$-

Schedule of income tax payable
	September 30,	June 30,
	2020	2020
VAT tax payable	$1,079,450	$1,037,620
Corporate income tax payable	2,265,579	2,180,727
Others	64,533	62,001
Total	$3,409,562	$3,280,348

	June 30,	June 30,
	2020	2019
VAT tax payable	$1,037,620	$1,045,513
Corporate income tax payable	2,180,727	2,075,248
Others	62,001	64,134
Total	$3,280,348	$3,184,895